KinerjaPay Corp. - Statement of Stockholders' Equity (Deficit)	Common Stock, Share	Common Stock, Amount	Additional Paid-In Capital	Accumulated Deficit	Total Shareholders' Deficiency
Balance at Dec. 31, 2013	134,999,990	13,500	381,316	(406,462)	(11,646)
Beneficial conversion feature			78,000		78,000
Stock issued for services	250,000	25	32,475		32,500
Loss on debt extinguishment
Stock issued to settle debt and accrued interest
Cancelled shares
Net loss for the year				(188,265)	(188,265)
Balance at Dec. 31, 2014	135,249,990	13,525	491,791	(594,727)	(89,411)
Beneficial conversion feature			15,333		15,333
Stock issued for services
Loss on debt extinguishment			199,305		199,305
Stock issued to settle debt and accrued interest	14,360,396	1,436	142,168		143,604
Cancelled shares	(10,000,000)	(1,000)	1,000
Net loss for the year				(293,104)	(293,104)
Balance at Dec. 31, 2015	139,610,386	13,961	849,597	(887,831)	(24,273)